Schedule of aging of company’s trade receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 6,372	$ 3,265
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	6,165	3,236
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	206	29
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1